Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 210,866	$ 201,547
Current assets	71,310	74,968
Non-current liabilities	(112,391)	(111,385)
Current liabilities	(68,237)	(64,726)
Net assets	101,548	100,404		$ 101,218
Recycling of foreign exchange on disposal	(368)	(83)	$ (698)
Proceeds from the sale of businesses, net of cash disposed	1,911	478	$ 1,259
Aker BP ASA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-cash consideration, equity interest received			30.00%
Disposal Group, Disposed of by Sale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	3,274	735	$ 4,794
Current assets	173	57	1,202
Non-current liabilities	(250)	(173)	(2,558)
Current liabilities	(97)	(86)	(532)
Net assets	3,100	533	2,906
Recycling of foreign exchange on disposal	0	0	25
Costs on disposal	3	3	229
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	3,103	536	3,160
Gains (losses) on sale of businesses	(221)	44	593
Total consideration	2,882	580	3,753
Non-cash consideration	(282)	(216)	(2,698)
Consideration received (receivable)	(689)	114	204
Proceeds from the sale of businesses, net of cash disposed	1,911	478	1,259
Cash and cash equivalents disposed of	$ 15	$ 25	$ 676